Taxes - Schedule of Deferred Tax Assets, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets, Net [Abstract]
Net operating loss	$ 3,381,871	$ 2,923,229
Impairment of property and equipment		57,193
Total deferred tax assets	3,381,871	2,980,422
Valuation allowance	(3,381,871)	(2,980,422)
Total deferred tax assets, net